Description of the Business and Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Description of Business and Summary of Significant Accounting Policies (Textual)
Allowance for doubtful accounts	$ 25,200	$ 25,200		$ 25,200	$ 0
Inventory, raw materials	192,976	192,976		201,605
Inventory, work in process	428,482	428,482		468,140
Inventory reserves				0	47,171
Impairment of trademark cost		3,699	0	0	0
Impairment of fixed assets		$ 0	$ 0	$ 33,302	$ 13,177
Warranty period on each turbine sold				6 years
Customer revenue	40.00%	54.00%		54.00%
Customer accounts receivable in percentage				68.00%
Purchases from vendor in percentage				28.00%
Stock Options [Member]
Description of Business and Summary of Significant Accounting Policies (Textual)
Outstanding, Number	656,025	656,025		516,400	364,400
Securities outstanding which dilutive for future earnings		656,025
Warrants [Member]
Description of Business and Summary of Significant Accounting Policies (Textual)
Outstanding, Number	4,611,267	4,611,267		2,954,250	1,651,250
Securities outstanding which dilutive for future earnings		4,611,267